Share-based compensation (Share-based compensation-Share options-2011 Share Incentive Scheme) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Granted ,weighted average exercise price			$ 1.7582
2011 Incentive Scheme [Member]
Balance ,options	10,307,400	10,307,400	10,934,300
Granted ,options			438,100
Forfeited ,Options	(893,000)		(1,065,000)
Balance ,options		10,307,400	10,307,400	10,934,300
Expected to vest at December 31 ,options	9,414,400
Exercisable at December 31, options		6,444,200
Granted ,weighted average exercise price			$ 3.5350
Forfeited ,weighted average exercise price	$ 3.8830		4.5225
Balance ,weighted average exercise price		$ 3.8069	$ 3.8069	$ 4.7025
Expected to vest at December 31, weighted average exercise price	$ 3.7997
Exercisable at December 31, weighted average exercise price		$ 3.9216
Balance ,contractual life	2 years 9 months 18 days	4 years 5 months 12 days	5 years 5 months 12 days	0 years
Expected to vest at December 31, contractual life	2 years 9 months 18 days
Exercisable at December 31, contractual life		2 years 11 months 19 days
Balance, December 31, aggregate intrinsic value		$ 3,669	$ 0
Expected to vest at December 31, aggregate intrinsic value	$ 0
Exercisable at December 31, aggregate intrinsic value	$ 0	$ 0